Basis of preparation - Schedule of Purchase Consideration (Details) - Xbrane Biopharma $ in Thousands	Jun. 04, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
In-process research and development	$ 28,204
Property, plant and equipment	2,364
Right-of-use assets	5,870
Other assets	1,144
Lease liabilities	(5,870)
Other liabilities	(3,266)
Net assets acquired	$ 28,445